UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

The Dreyfus Premier Third Century Fund, Inc.
Statement of Investments
February 28, 2005 (Unaudited)

Common Stocks--99.0%	Shares	Value($)

Consumer Discretionary--15.3%
Coach	127,500 a	7,080,075
Dollar General	398,500	8,460,155
eBay	73,000 a	3,127,320
Home Depot	213,000	8,524,260
Marriott International, Cl. A	156,500	10,031,650
Staples	266,500	8,400,080
Target	195,500	9,935,310
Viacom, Cl. B	161,000	5,618,900
Walt Disney	290,000	8,102,600
		69,280,350
Consumer Staples--8.0%
Estee Lauder Companies, Cl. A	144,000	6,333,120
PepsiCo	164,000	8,833,040
Procter & Gamble	186,000	9,874,740
Walgreen	259,500	11,114,385
		36,155,285
Energy--2.4%
Anadarko Petroleum	141,000	10,837,260
Electronic Components--6.0%
Altera	363,500 a	7,538,990
Intel	517,000	12,397,660
Texas Instruments	274,000	7,252,780
		27,189,430
Financial--8.5%
American Express	142,000	7,689,300
American International Group	146,700	9,799,560
Citigroup	142,000	6,776,240
Goldman Sachs Group	60,300	6,560,640
Radian Group	151,500	7,321,995
		38,147,735
Health Care--20.8%
Alcon	117,500	10,146,125
Amgen	54,000 a	3,326,940
Eli Lilly & Co.	129,500	7,252,000
Fisher Scientific International	154,500 a	9,370,425
Genzyme	203,000 a	11,386,270
Gilead Sciences	181,500 a	6,270,825
Kinetic Concepts	115,000 a	7,501,450
Medtronic	96,000	5,003,520
Novartis, ADR	249,500 b	12,467,515
Waters	212,500 a	10,380,625
WellPoint	89,500 a	10,924,370
		94,030,065
Industrial--8.8%
Danaher	226,500	12,269,505
3M	68,600	5,758,284
Tyco International	399,000	13,358,520
United Parcel Service, Cl. B	107,500	8,330,175
		39,716,484

Information Technology--19.9%
Accenture, Cl. A	165,000 a	4,215,750
Alliance Data Systems	176,000 a	6,943,200
Cisco Systems	514,000 a	8,953,880
Cognizant Technology Solutions, Cl. A	102,500 a	4,841,075
Dell	305,500 a	12,247,495
EMC	670,000 a	8,482,200
International Business Machines	152,500	14,118,450
Microsoft	589,500	14,843,610
Motorola	553,000	8,659,980
VeriSign	232,000 a	6,361,440
		89,667,080
Materials & Processing--1.1%
Air Products & Chemicals	79,500	4,978,290
Medical Equipment--8.2%
Johnson & Johnson	360,500	23,648,800
Stryker	152,000	7,548,320
Zimmer Holdings	68,500 a	5,884,150
		37,081,270
Total Common Stocks
(cost $383,822,945)		447,083,249

	Principal
Short-Term Investments--1.6%	Amount($)	Value($)

Certificates of Deposit-.0%
Self Help Credit Union,
2.46%, 3/15/2005	100,000	100,000
U.S. Treasury Bills--1.6%
2.13%, 3/3/2005	251,000	250,967
2.02%, 3/10/2005	3,527,000	3,524,919
2.35%, 3/17/2005	3,316,000	3,312,485
		7,088,371
Total Short-Term Investments
(cost $7,188,725)		7,188,371

Investment of Cash Collateral for Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $12,974,000)	12,974,000 c	12,974,000

Total Investments (cost $403,985,670)	103.5%	467,245,620

Liabilities, Less Cash and Receivables	(3.5%)	(15,693,583)

Net Assets	100.0%	451,552,037

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At February 28 2005, the total market value of the fund's securities on loan is $12,467,515 and the total market value of the collateral held by the fund is $12,974,000.
c Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	April 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a 2(a) under the Investment Company Act of 1940. (EX-99.CERT)